Consolidated Statements of Operations and Comprehensive Loss	3 Months Ended
	Feb. 28, 2017 $ / shares	Feb. 28, 2017 CAD shares	Feb. 29, 2016 $ / shares	Feb. 29, 2016 CAD shares
Revenue
Licensing (Note 3)		CAD 1,160,366		CAD 566,937
Up-front fees (Note 3)		75,000		0
Revenues		1,235,366		566,937
Expenses
Research and development		2,031,192		1,812,608
Selling, general and administrative		961,578		756,428
Depreciation		91,508		92,235
Expenses		3,084,278		2,661,271
Loss from operations		(1,848,912)		(2,094,334)
Net foreign exchange (loss) gain		(16,588)		29,895
Interest income		5		140
Interest expense		(125,366)		(55,741)
Net loss and comprehensive loss		CAD (1,990,861)		CAD (2,120,040)
Net loss per common share, basic and diluted | $ / shares	$ (0.07)		$ (0.09)
Weighted average number of common shares outstanding, basic and diluted | shares		29,966,330		24,431,202